Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29423-0001/ CW991845.1

December 15, 2006

BY COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549-7010

USA

Attention:	Dave Walz

Dear Sirs/Mesdames:

Re: Glass Wave Enterprises, Inc. Item 4.01 Form 8-K Filed on December 5, 2006 File No. 0-52057

                              Thank you for your letter of December 14, 2006 with respect to Item 4.01 of Form 8-K filed by Glass Wave Enterprises, Inc. (the “Company”) on December 5, 2006.

We enclose one blacklined copy of Amendment No. 1 of the Form 8-K (the “Form 8-K/A”). Page references used in this letter relate to the enclosed blacklined version of the Form 8-K/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of December 14, 2006.

Item 4.01 Form 8-K

1.            Revise to provide the information required by Item 304(a)(1)(iv)(B) of Regulation S-B regarding any reportable event (i.e. internal control weaknesses, etc.) that the former accountant advised the registrant of during the two most recent fiscal years and subsequent interim period through the date of termination.

The Company has revised page 2 of the Form 8-K/A to disclose the required time period.

2.            Revise to disclose consultations with your new auditors during the two most recent fiscal years and the subsequent interim period. See Item 304(a)(2) of Regulation S-B.

The Company has revised page 2 of the Form 8-K/A to disclose the required time period.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

3.            Include an updated letter from your former auditor addressing your revised disclosure as an exhibit to your Form 8-K/A.

The Company has attached an updated letter from the Company’s former auditor as exhibit 16.1 to the Form 8-K/A.

In connection with the Company’s response to your comments, the Company has provided, in writing, a statement acknowledging the matters as requested in your letter dated December 14, 2006.

We look forward to any further comments you may have regarding the Form 8-K/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7731.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM/edm

cc:	Glass Wave Enterprises, Inc.
Attention: Chester Ku

CW991845.1